Shareholder Fees - TANAKA Growth Fund - Class R	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Redemption Fees (as a percentage of amount redeemed within 5 days of purchase)	2.00%
Maximum Account Fee	$ 8.00	[1]

[1]	Applies to accounts with a balance of less than $1,000. This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see Account Servicing Fee on page [11] of the Prospectus.